Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Dec. 31, 2019
Guarantees
Maturity less than 1 year	SFr 21,814	SFr 24,599
Maturity greater than 1 year	9,905	11,119
Total gross amount	31,719	35,718
Total net amount	30,632	34,595
Carrying value	778	400
Collateral received	9,293	8,451
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,974	2,206
Maturity greater than 1 year	1,206	908
Total gross amount	3,180	3,114
Total net amount	3,116	3,061
Carrying value	51	10
Collateral received	1,573	1,655
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,625	4,942
Maturity greater than 1 year	2,324	3,915
Total gross amount	6,949	8,857
Total net amount	5,962	7,833
Carrying value	72	31
Collateral received	2,551	2,793
Securities lending indemnifications
Guarantees
Maturity less than 1 year	1,449
Maturity greater than 1 year	0
Total gross amount	1,449
Total net amount	1,449
Carrying value	0
Collateral received	1,449
Derivatives
Guarantees
Maturity less than 1 year	8,848	13,194
Maturity greater than 1 year	4,981	4,050
Total gross amount	13,829	17,244
Total net amount	13,829	17,244
Carrying value	561	295
Other guarantees
Guarantees
Maturity less than 1 year	4,918	4,257
Maturity greater than 1 year	1,394	2,246
Total gross amount	6,312	6,503
Total net amount	6,276	6,457
Carrying value	94	64
Collateral received	3,720	4,003
Bank
Guarantees
Maturity less than 1 year	21,814	24,599
Maturity greater than 1 year	9,909	11,123
Total gross amount	31,723	35,722
Total net amount	30,636	34,599
Carrying value	778	400
Collateral received	9,293	8,451
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,974	2,206
Maturity greater than 1 year	1,210	912
Total gross amount	3,184	3,118
Total net amount	3,120	3,065
Carrying value	51	10
Collateral received	1,573	1,655
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,625	4,942
Maturity greater than 1 year	2,324	3,915
Total gross amount	6,949	8,857
Total net amount	5,962	7,833
Carrying value	72	31
Collateral received	2,551	2,793
Bank | Securities lending indemnifications
Guarantees
Maturity less than 1 year	1,449
Maturity greater than 1 year	0
Total gross amount	1,449
Total net amount	1,449
Carrying value	0
Collateral received	1,449
Bank | Derivatives
Guarantees
Maturity less than 1 year	8,848	13,194
Maturity greater than 1 year	4,981	4,050
Total gross amount	13,829	17,244
Total net amount	13,829	17,244
Carrying value	561	295
Bank | Other guarantees
Guarantees
Maturity less than 1 year	4,918	4,257
Maturity greater than 1 year	1,394	2,246
Total gross amount	6,312	6,503
Total net amount	6,276	6,457
Carrying value	94	64
Collateral received	SFr 3,720	SFr 4,003